State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

October 19, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	State Street Institutional Investment Trust (the “Trust”)
File Nos.: 811-09819 and 333-30810

Dear Sir or Madam:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement dated October 1, 2012 to the Prospectuses dated April 30, 2012 for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on October 1, 2012 (Accession # 0001193125-12-411436).

If you have any questions, please contact me at (617) 662-3967.

Very truly yours,

/s/ Mark E. Tuttle
Mark E. Tuttle
Vice President and Counsel